Goodwill and intangible assets	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and intangible assets	Goodwill and intangible assets
Goodwill

The table below provides a breakdown of goodwill by business.

Goodwill by business (in millions)	Investment Services	Investment and Wealth Management	Other	Consolidated
Balance at Dec. 31, 2018	$8,333	$8,970	$47	$17,350
Foreign currency translation	(1)	37	—	36
Balance at Dec. 31, 2019	$8,332	$9,007	$47	$17,386
Foreign currency translation	77	33	—	110
Other (a)	47	—	(47)	—
Balance at Dec. 31, 2020	$8,456	$9,040	$—	$17,496
(a)    Reflects the transfer of goodwill associated with the Capital Markets business.

Total goodwill increased in 2020 compared with 2019 reflecting the impact of foreign currency translation on non-U.S. dollar denominated goodwill.

Intangible assets

The table below provides a breakdown of intangible assets by business.

Intangible assets – net carrying amount by business (in millions)	Investment Services	Investment and Wealth Management	Other	Consolidated
Balance at Dec. 31, 2018	$758	$1,613	$849	$3,220
Amortization	(80)	(37)	—	(117)
Foreign currency translation	—	4	—	4
Balance at Dec. 31, 2019	$678	$1,580	$849	$3,107
Acquisition	—	2	—	2
Amortization	(71)	(33)	—	(104)
Foreign currency translation	1	6	—	7
Balance at Dec. 31, 2020	$608	$1,555	$849	$3,012

Intangible assets decreased in 2020 compared with 2019 primarily reflecting amortization.
The table below provides a breakdown of intangible assets by type.

Intangible assets	Dec. 31, 2020				Dec. 31, 2019
(in millions)	Gross carrying amount	Accumulated amortization	Net carrying amount	Remaining weighted- average amortization period	Gross carrying amount	Accumulated amortization	Net carrying amount
Subject to amortization: (a)
Customer contracts—Investment Services	$1,435	$(1,199)	$236	10 years	$1,520	$(1,214)	$306
Customer relationships—Investment and Wealth Management	705	(564)	141	10 years	712	(544)	168
Other	59	(15)	44	14 years	64	(16)	48
Total subject to amortization	2,199	(1,778)	421	10 years	2,296	(1,774)	522
Not subject to amortization: (b)
Tradenames	1,295	N/A	1,295	N/A	1,293	N/A	1,293
Customer relationships	1,296	N/A	1,296	N/A	1,292	N/A	1,292
Total not subject to amortization	2,591	N/A	2,591	N/A	2,585	N/A	2,585
Total intangible assets	$4,790	$(1,778)	$3,012	N/A	$4,881	$(1,774)	$3,107
(a)    Excludes fully amortized intangible assets.
(b)    Intangible assets not subject to amortization have an indefinite life.
N/A – Not applicable.
Estimated annual amortization expense for current intangibles for the next five years is as follows:

For the year ended Dec. 31,	Estimated amortization expense (in millions)
2021	$81
2022	63
2023	53
2024	46
2025	39

Impairment testing

The goodwill impairment test is performed at least annually at the reporting unit level. Intangible assets not subject to amortization are tested for impairment annually or more often if events or circumstances indicate they may be impaired.

BNY Mellon’s three business segments include six reporting units for which goodwill impairment testing is performed on an annual basis. The Investment Services segment is comprised of four reporting units and the Investment and Wealth Management segment is comprised of two reporting units. As a result of the annual goodwill impairment test of the six reporting units conducted in the second quarter of 2020, no goodwill impairment was recognized.